CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (preferred stock common stock) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Preferred Stock	$ 5,332	$ 5,422
Common Stock	2,958	2,955
6% Cumulative Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	6.00%
Preferred Stock, Par or Stated Value Per Share	$ 0.25
Preferred Stock, Shares Authorized	200,000
Preferred Stock, Shares Outstanding	200,000	200,000	200,000
Preferred Stock	50
10% Nonredeemable Convertible Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	10.00%
Preferred Stock, Par or Stated Value Per Share	$ 0.025
Preferred Stock, Shares Authorized	1,400,000
Preferred Stock, Shares Outstanding	807,240	807,240	807,240
Preferred Stock	202
Participating Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.025
Preferred Stock, Shares Authorized	90,901
Preferred Stock, Shares Outstanding	90,901	91,962	97,870
Preferred Stock	1,085
2003 Series Participating Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.025
Preferred Stock, Shares Authorized	257,790
Preferred Stock, Shares Outstanding	257,790	262,790	312,790
Preferred Stock	3,995
Common Class A Member
Common Stock Par Or Stated Value Per Share	$ 0.25
Common Stock, Shares Authorized	20,000,000
Common Stock, Shares, Outstanding	8,735,714	8,705,243	9,591,677
Common Stock	2,454
Common Class B Member
Common Stock Par Or Stated Value Per Share	$ 0.25
Common Stock, Shares Authorized	10,000,000
Common Stock, Shares, Outstanding	2,013,953	2,055,424	2,097,312
Common Stock	$ 504